Weighted Average Common Shares	12 Months Ended
Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Weighted Average Common Shares
Weighted Average Common Shares

The following table provides a reconciliation of the weighted average number of common shares used in the calculation of basic and diluted earnings per share (in thousands):

	For the Year Ended December 31,
	2017	2016	2015
Weighted average common shares for basic earnings per share	84,633	71,050	70,700
Effect of dilutive securities: unvested share awards	20	21	—
Weighted average common shares for diluted earnings per share	84,653	71,071	70,700